Income Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deductible temporary difference to accruals and others	¥ 467,705,757	¥ 442,696,181
Tax losses carried forward	588,547,586	542,743,772
Less: Valuation allowance	(1,056,253,343)	(985,439,953)
Total of deferred tax assets	0	0
Taxable temporary difference related to acquired right to operate an online audio/video content platform	18,825,416	21,228,656
Total of deferred tax liabilities	¥ 18,825,416	¥ 21,228,656